Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 12.7
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	$ 0.2
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2031
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 198.5
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2022
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 118.0
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2016
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	$ 0.3
Tax Credit Carryforward, Expiration Date	Dec. 31, 2016
Share-based compensation [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1.0
Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	1.2
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	$ 3.4